PIMCO Variable Insurance Trust

Supplement dated May 2, 2019 to the

Administrative Class Prospectus, Institutional Class Prospectus, and Advisor and Class M Prospectus,

each dated April 30, 2019, as supplemented (the “Prospectuses”)

Disclosure Regarding the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Yacov Arnopolin, Francesc Balcells and Javier Romo. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Yacov Arnopolin, Francesc Balcells and Javier Romo. Messrs. Arnopolin and Balcells are Executive Vice Presidents of PIMCO, and they have managed the Portfolio since May 2017. Mr. Romo is a Senior Vice President of PIMCO, and he has managed the Portfolio since May 2019.

In addition, effective immediately, disclosure concerning the portfolio managers of the Portfolio in the table in the “Management of the Portfolios—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Emerging Markets Bond	Yacov Arnopolin	5/17

Executive Vice President, PIMCO. Mr. Arnopolin is an emerging markets portfolio manager in the London office. Prior to joining PIMCO in 2016, he served as a managing director overseeing emerging market fixed income portfolios at Goldman Sachs Asset Management. Previously, Mr. Arnopolin worked as a portfolio manager at Fortress Investment Group. He has investment experience since 2000 and holds a bachelor’s degree in economics from Carnegie Mellon University.

PIMCO Emerging Markets Bond	Francesc Balcells	5/17

Executive Vice President, PIMCO. Mr. Balcells is an executive vice president and portfolio manager in the London office. Prior to joining PIMCO in 2012, he was employed at Rogge Capital Partners where he was the head of emerging markets and worked at Harvard Management Company focusing on emerging markets local rate and currency investments. Mr. Balcells also worked at the International Monetary Fund between 2002 and 2006, during which time he spent a year at PIMCO on secondment from the Fund. He has investment experience since 1996 and holds a master’s degree in international economics and European studies from the Paul H. Nitze School of Advanced International Studies (SAIS) at Johns Hopkins University. He received his undergraduate degree from the Autonomous University of Barcelona.

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Emerging Markets Bond	Javier Romo	5/19

Senior Vice President, PIMCO. Prior to joining PIMCO in 2011, Mr. Romo was a Vice President with Citigroup, where he focused on trading hard currency bonds and credit default swaps in Latin America. Earlier in his career he was an analyst at Sandell Asset Management in New York and before that a Vice President for Morgan Stanley focused on emerging markets trading and local markets strategy.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP1_050219

PIMCO Variable Insurance Trust

Supplement dated May 2, 2019 to the PIMCO Emerging Markets Bond Portfolio Administrative Class Prospectus, PIMCO Emerging Markets Bond Portfolio Institutional Class Prospectus, PIMCO Emerging Markets Bond Portfolio Advisor Class Prospectus and PIMCO Emerging Markets Bond Portfolio Class M Prospectus, each dated April 30, 2019, as supplemented (the “Prospectuses”)

Disclosure Regarding the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Yacov Arnopolin, Francesc Balcells and Javier Romo. Therefore, effective immediately, the paragraph in the “Investment Adviser/Portfolio Manager” section of the Portfolio’s Portfolio Summary in the Prospectuses is deleted and replaced with the following:

PIMCO serves as the investment adviser for the Portfolio. The Portfolio’s portfolio is jointly and primarily managed by Yacov Arnopolin, Francesc Balcells and Javier Romo. Messrs. Arnopolin and Balcells are Executive Vice Presidents of PIMCO, and they have managed the Portfolio since May 2017. Mr. Romo is a Senior Vice President of PIMCO, and he has managed the Portfolio since May 2019.

In addition, effective immediately, disclosure concerning the portfolio managers of the Portfolio in the table in the “Management of the Portfolio—Individual Portfolio Managers” section of the Prospectuses is deleted and replaced with the following:

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Emerging Markets Bond	Yacov Arnopolin	5/17

Executive Vice President, PIMCO. Mr. Arnopolin is an emerging markets portfolio manager in the London office. Prior to joining PIMCO in 2016, he served as a managing director overseeing emerging market fixed income portfolios at Goldman Sachs Asset Management. Previously, Mr. Arnopolin worked as a portfolio manager at Fortress Investment Group. He has investment experience since 2000 and holds a bachelor’s degree in economics from Carnegie Mellon University.

PIMCO Emerging Markets Bond	Francesc Balcells	5/17

Executive Vice President, PIMCO. Mr. Balcells is an executive vice president and portfolio manager in the London office. Prior to joining PIMCO in 2012, he was employed at Rogge Capital Partners where he was the head of emerging markets and worked at Harvard Management Company focusing on emerging markets local rate and currency investments. Mr. Balcells also worked at the International Monetary Fund between 2002 and 2006, during which time he spent a year at PIMCO on secondment from the Fund. He has investment experience since 1996 and holds a master’s degree in international economics and European studies from the Paul H. Nitze School of Advanced International Studies (SAIS) at Johns Hopkins University. He received his undergraduate degree from the Autonomous University of Barcelona.

Portfolio	Portfolio Manager	Since	Recent Professional Experience
PIMCO Emerging Markets Bond	Javier Romo	5/19

Senior Vice President, PIMCO. Prior to joining PIMCO in 2011, Mr. Romo was a Vice President with Citigroup, where he focused on trading hard currency bonds and credit default swaps in Latin America. Earlier in his career he was an analyst at Sandell Asset Management in New York and before that a Vice President for Morgan Stanley focused on emerging markets trading and local markets strategy.

Investors Should Retain This Supplement For Future Reference

PVIT_SUPP2_050219

PIMCO Variable Insurance Trust

Supplement Dated May 2, 2019 to the Statement of Additional Information

dated April 30, 2019, as supplemented (the “SAI”)

Disclosure Regarding the PIMCO Emerging Markets Bond Portfolio (the “Portfolio”)

Effective immediately, the Portfolio’s portfolio is jointly and primarily managed by Yacov Arnopolin, Francesc Balcells and Javier Romo.

Accordingly, effective immediately, corresponding changes are made in the table and accompanying footnotes in the subsection titled “Portfolio Managers—Other Accounts Managed” and the following information is added:

	Total Number of Other Accounts	Total Assets of All Other Accounts (in $millions)	Number of Other Accounts Paying a Performance Fee	Total Assets of Other Accounts Paying a Performance Fee (in $millions)
Romo[23]
Registered Investment Companies	1	$459.07	0	$0.00
Other Pooled Investment Vehicles	11	$2,044.58	0	$0.00
Other Accounts	0	$0.00	0	$0.00

[23]	Effective May 2, 2019, Mr. Romo co-manages the PIMCO Emerging Markets Bond Portfolio ($254.2 million).

In addition, effective immediately, the following sentences are added to the end of the paragraph immediately preceding the above table:

Effective May 2, 2019, the PIMCO Emerging Markets Bond Portfolio is jointly and primarily managed by Yacov Arnopolin, Francesc Balcells and Javier Romo. Information pertaining to accounts managed by Mr. Romo is as of March 31, 2019.

In addition, effective immediately, corresponding changes are made in the table in the subsection titled “Portfolio Managers—Securities Ownership” in the SAI, and the following information is added:

Portfolio Manager	Portfolios Managed by Portfolio Manager	Dollar Range of Shares Owned
Romo[1]	PIMCO Emerging Markets Bond	None

[1]	Effective May 2, 2019, Mr. Romo co-manages the PIMCO Emerging Markets Bond Portfolio. Information for Mr. Romo is as of March 31, 2019.

Investors Should Retain This Supplement for Future Reference

PVIT_SUPP3_050219